SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020

Sit Developing Markets Growth Fund Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 93.7%
Africa/Middle East - 9.4%
Israel - 3.3%
NICE Systems, Ltd., ADR *	1,600	363,248

South Africa - 6.1%
Bid Corp., Ltd.	13,200	203,086
Bidvest Group, Ltd.	5,525	45,363
Naspers, Ltd.	1,425	251,689
Prosus NV *	1,700	156,916

		657,054

Asia - 72.7%
Australia - 1.4%
Rio Tinto, PLC, ADR	2,475	149,465

China/Hong Kong - 45.2%
AIA Group, Ltd.	21,400	212,718
Alibaba Group Holding, Ltd., ADR *	2,875	845,192
Baidu, Inc., ADR *	1,375	174,061
China Construction Bank Corp.	125,000	81,222
China Mengniu Dairy Co., Ltd.	48,000	226,404
China Petroleum & Chemical Corp., ADR	1,400	56,644
China Tower Corp., Ltd.	704,000	122,481
CSPC Pharmaceutical Group, Ltd.	144,000	281,095
ENN Energy Holdings, Ltd.	21,900	240,314
GDS Holdings, Ltd., ADR *	600	49,098
Hong Kong Exchanges & Clearing, Ltd.	4,300	202,416
JD.com, Inc., ADR *	4,450	345,364
Meituan Dianping *	6,000	189,008
Ping An Insurance Group Co. of China, Ltd.	19,900	206,579
Sinopharm Group Co., Ltd.	44,900	94,883
TAL Education Group, ADR *	8,550	650,142
Tencent Holdings, Ltd.	11,400	769,995
Tencent Music Entertainment Group, ADR *	3,625	53,541
WH Group, Ltd.	132,500	108,081

		4,909,238

India - 2.5%
HDFC Bank, Ltd., ADR *	5,350	267,286

Indonesia - 1.7%
Astra International Tbk PT	176,000	52,992
XL Axiata Tbk PT	948,800	130,109

		183,101

Singapore - 2.7%
DBS Group Holdings, Ltd.	14,500	213,170
Singapore Technologies Engineering, Ltd.	33,700	85,878

		299,048

South Korea - 10.9%
LG Chem, Ltd.	575	320,948
Medytox, Inc. *	307	55,518

Name of Issuer	Quantity	Fair Value ($)

Medytox, Inc., Rights *	64	1,592
NAVER Corp.	110	27,953
Samsung Electronics Co., Ltd.	12,250	608,141
Shinhan Financial Group Co., Ltd.	7,200	168,916

		1,183,068

Taiwan - 7.7%
Cathay Financial Holding Co., Ltd.	82,085	109,890
Hon Hai Precision Industry Co., Ltd., GDR	22,160	118,113
Taiwan Semiconductor Co.	37,482	563,882
Taiwan Semiconductor Co., ADR	600	48,642

		840,527

Thailand - 0.6%
Bangkok Bank PCL	21,200	64,531

Latin America - 7.7%
Argentina - 1.9%
Globant SA *	1,175	210,584

Brazil - 2.6%
Ambev SA, ADR	10,800	24,408
Banco Bradesco SA	25,083	87,051
Lojas Renner SA	4,000	28,298
Pagseguro Digital, Ltd. *	3,800	143,298

		283,055

Chile - 1.6%
Banco Santander Chile, ADR	4,700	65,142
Geopark, Ltd.	14,156	104,188

		169,330

Peru - 1.6%
Southern Copper Corp.	3,900	176,553

North America - 3.9%
Mexico - 0.8%
Fomento Economico Mexicano, ADR	1,575	88,499

United States - 3.1%
Broadcom, Inc.	550	200,376
Skyworks Solutions, Inc.	925	134,588

		334,964

Total Common Stocks (cost: $6,729,367)		10,179,551

Investment Companies - 3.4%
iShares MSCI India ETF	11,100	375,846

(cost: $333,061)

SEPTEMBER 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Developing Markets Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 3.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	337,593	337,593

(cost: $337,593)

Total Investments in Securities - 100.2%
(cost: $7,400,021)		10,892,990
Other Assets and Liabilities, net - (0.2%)		(26,849)

Total Net Assets - 100.0%		$10,866,141

* Non-income producing security. ADR — American Depositary Receipt GDR — Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Electronic Technology	18.7%
Technology Services	16.3
Finance	15.4
Retail Trade	13.1
Consumer Services	8.7
Consumer Non-Durables	4.1
Health Technology	4.0
Non-Energy Minerals	3.0
Process Industries	3.0
Communications	2.3
Utilities	2.2
Energy Minerals	1.5
Producer Manufacturing	1.3
Investment Companies	3.5
Short-Term Securities	3.1

100.2
Other Assets and Liabilities, net	(0.2)

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	210,584	—	—	210,584
Australia	149,465	—	—	149,465
Brazil	283,055	—	—	283,055
Chile	169,330	—	—	169,330
China/Hong Kong	2,174,042	2,735,196	—	4,909,238
India	267,286	—	—	267,286
Indonesia	—	183,101	—	183,101
Israel	363,248	—	—	363,248
Mexico	88,499	—	—	88,499
Peru	176,553	—	—	176,553
Singapore	—	299,048	—	299,048
South Africa	—	657,054	—	657,054
South Korea	1,592	1,181,476	—	1,183,068
Taiwan	166,755	673,772	—	840,527
Thailand	—	64,531	—	64,531
United States	334,964	—	—	334,964
Investment Companies	375,846	—	—	375,846
Short-Term Securities	337,593	—	—	337,593

Total:	5,098,812	5,794,178	—	10,892,990

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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